FINANCIAL ASSETS AND LIABILITIES - Schedule of offsetting of financial assets and financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Gross value	R$ 15,692,739	R$ 9,306,972
Financial Assets and Liabilities Comensated Amount	(15,692,739)	(9,306,972)
Net Value
Rumo [member] | Credit Linked Notes [Member]
Disclosure of detailed information about borrowings [line items]
Gross value	6,334,168	4,952,781
Rumo [member] | NCEs [member]
Disclosure of detailed information about borrowings [line items]
Financial Assets and Liabilities Comensated Amount	(6,334,168)	(4,952,781)
Cosan Corporate [member] | Time deposit [Member]
Disclosure of detailed information about borrowings [line items]
Gross value	3,718,105
Cosan Corporate [member] | TRS [Member]
Disclosure of detailed information about borrowings [line items]
Gross value	5,640,466	4,354,191
Cosan Corporate [member] | Loan 4131
Disclosure of detailed information about borrowings [line items]
Financial Assets and Liabilities Comensated Amount	(3,718,105)
Cosan Corporate [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Financial Assets and Liabilities Comensated Amount	R$ (5,640,466)	R$ (4,354,191)